Stated capital - Salient details of SARs granted (Details) - SARs	12 Months Ended
	Mar. 31, 2018 year R / shares	Mar. 31, 2017 year R / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual shareholder return	10.00%
May 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value (in ZAR per share)	R 1.284
Award price (in ZAR per share)	3.46
JSE share price on grant date (in ZAR per share)	R 3.45
Annual shareholder return	10.00%
Remaining contractual life | year	5.17
Valuation assumptions and drivers
Volatility	41.50%
Anticipated forfeiture rate	5.00%
Anticipated dividend yield	3.84%
Annual risk-free interest rate	7.51%
November 24, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value (in ZAR per share)		R 1.315
Award price (in ZAR per share)		3.28
JSE share price on grant date (in ZAR per share)	R 3.28	R 3.28
Annual shareholder return	10.00%	10.00%
Remaining contractual life | year		4.65
Valuation assumptions and drivers
Volatility		41.80%
Anticipated forfeiture rate		5.00%
Anticipated dividend yield		2.98%
Annual risk-free interest rate		8.20%
May 30, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value (in ZAR per share)		R 1.119
Award price (in ZAR per share)		2.94
JSE share price on grant date (in ZAR per share)	R 2.89	R 2.89
Annual shareholder return	10.00%	10.00%
Remaining contractual life | year		4.17
Valuation assumptions and drivers
Volatility		40.30%
Anticipated forfeiture rate		5.00%
Anticipated dividend yield		3.57%
Annual risk-free interest rate		8.74%